Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
ROU [Member]
Leases [Line Items]
Impairment loss		¥ 8,861	¥ 15,575